Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Fair Value of Assets Assumed and Liabilities Acquired

The allocation of the purchase price was completed on December 31, 2020 through the assistance of a valuation specialist. The following table summarizes the assets acquired, liabilities assumed and purchase price allocation:

Fair Value

Consideration paid:
Cash obligation	$439,724
Note payable	1,500,000
Common stock (363,889 shares of common stock valued at $1.33 per share)	483,972
Total consideration paid	$2,423,696

Purchase price allocation
Acquired assets	$509,666
Goodwill	334,000
Intangible assets	1,580,030
Total purchase price	$2,423,696

Schedule of Finite-Lived Intangible Assets

The following table summarizes the intangible assets acquired, as of December 31, 2020, all of which were fully amortized and/or written-off as impaired as of December 31, 2021.

	Assigned Life	December 31, 2020

Customer relationships	24 months	$590,000
Restaurant relationships	24 months	470,000
Developed technology	24 months	380,000
Brand name	Indefinite	140,030
		1,580,030
Accumulated amortization		(720,000)
Intangible assets, net		$860,030

Schedule of Pro Forma Statements of Operations
Revenues	$4,081,000
Net loss	$(3,328,000)
Net loss per share - basic and diluted	$(0.53)
Weighted average common shares outstanding – basic and diluted	6,243,695